SEGMENT INFORMATION (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) segment	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of operating segments [line items]
Number of segments | segment	2
Net revenues	$ 64,359	$ 6,291	$ 8,360
Cost of revenues	36,892	2,259	2,837
GROSS PROFIT	27,467	4,032	5,523
Research and development expenses, net	16,491	17,419	24,862
Selling, marketing and business development expenses	49,285	18,333	12,486
General and administrative expenses	25,375	11,481	7,506
OPERATING LOSS	63,684	43,201	39,331
Commercial Operations
Disclosure of operating segments [line items]
Net revenues	64,359	6,291	8,360
Cost of revenues	36,892	2,259	2,837
GROSS PROFIT	27,467	4,032	5,523
Selling, marketing and business development expenses	47,468	16,854	11,329
General and administrative expenses	17,597	5,173	2,795
OPERATING LOSS	37,598	17,995	8,601
Research and Development
Disclosure of operating segments [line items]
Research and development expenses, net	16,491	17,419	24,862
Selling, marketing and business development expenses	1,817	1,479	1,157
General and administrative expenses	7,778	6,308	4,711
OPERATING LOSS	$ 26,086	$ 25,206	$ 30,730